Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk Management [Line Items]
Estimated reduction value	$ 4
Estimated reduction percentage	0.07%
Basel ratio percentage	10.50%	10.50%
Minimum [Member]
Risk Management [Line Items]
Probability ranges percentage	95.00%
Maximum [Member]
Risk Management [Line Items]
Probability ranges percentage	99.00%
Scenario 1 [Member]
Risk Management [Line Items]
Description of financial instrument interest rate	+11bp (0.11% p.a.) in the BRL interest rate.
Description of financial instrument nflation rate	+20bp (0.20% p.a.) in the BRL price index/inflation rate.
Scenario 2 [Member]
Risk Management [Line Items]
Description of financial instrument interest rate	+54bp (0.54% p.a.) in the BRL interest rate.
Description of financial instrument nflation rate	+57bp (0.57% p.a.) in the BRL price index/inflation rate.
Scenario 3 [Member]
Risk Management [Line Items]
Description of financial instrument interest rate	+69bp (0.69% p.a.) in the BRL interest rate.
Description of financial instrument nflation rate	+83bp (0.83% p.a.) in the BRL price index/inflation rate.